Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
CIBC Inc.
Morgan Stanley Mortgage Capital Holdings LLC
Starwood Mortgage Funding III LLC
Depositor:
Banc of America Merrill Lynch Commercial Mortgage Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Trust Advisor:
Pentalpha Surveillance LLC
Rating Agency:
Fitch Ratings, Inc.
Rating Agency:
Kroll Bond Rating Agency, Inc.
Rating Agency:
Moody’s Investors Service, Inc.
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Dec
15,
2023
Nov
17,
2023
Jan
18,
2024
Nov 30, 2023
Dec 1
1, 2023
First Payment Date:
Closing Date:
Final Distribution Date:
Nov 18, 2015
Oct 15, 2015
Oct 19, 2048
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Factor Detail
Page
2
Principal Detail Page
3
Interest Detail
Page
4
Reconciliation of Funds
Page
5
Miscellaneous Detail Page
6
Bond/Collateral Realized Loss Reconciliation
Page
7
Historical Delinquency & Liquidation (Stated)
Page
8
Delinquency Summary Report Page
9
Historical Liquidation Loss Loan Detail
Page
10
Interest Adjustment Reconciliation
Page
11
Appraisal Reduction Report Page
12
Loan Level Detail Page
13
Historical Loan Modification Report Page
15
REO Status Report Page
16
Defeased Loan Detail
Page
17
Material Breaches and Document Defects
Page
18

Pass-Thru
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
A-1
1.61500%
A-2
2.80100%
Balance
34,000,000.00
28,700,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-SB
3.38300%
A-3
3.28000%
A-4
3.37200%
A-5
3.63500%
A-S
4.06900%
93,700,000.00
115,000,000.00
230,000,000.00
324,193,000.00
45,702,000.00
28,917,811.96
81,740,105.62
230,000,000.00
324,193,000.00
45,702,000.00
1,437,612.23
0.00
0.00
0.00
0.00
81,524.13
223,422.96
646,300.00
982,034.63
154,967.87
1,519,136.36
223,422.96
646,300.00
982,034.63
154,967.87
0.00
0.00
0.00
0.00
0.00
27,480,199.73
81,740,105.62
230,000,000.00
324,193,000.00
45,702,000.00
B
4.51734%
89,931,000.00
89,931,000.00
0.00
338,540.80
338,540.80
0.00
89,931,000.00
C
4.51734%
56,022,000.00
56,022,000.00
0.00
210,892.05
210,892.05
0.00
56,022,000.00
D 3.06800%
E
4.51734%
F
4.51734%
63,394,000.00
29,485,000.00
13,269,000.00
63,394,000.00
29,485,000.00
13,269,000.00
0.00
0.00
0.00
162,077.33
110,994.82
49,950.49
162,077.33
110,994.82
49,950.49
0.00
0.00
0.00
63,394,000.00
29,485,000.00
13,269,000.00
G
4.51734%
56,022,010.00
54,053,356.06
0.00
202,597.73
202,597.73
0.00
54,053,356.06
X-A
1.02793%
825,593,000.00
664,850,917.58
0.00
569,516.66
569,516.66
0.00
663,413,305.35
X-B
0.44834%
45,702,000.00
45,702,000.00
0.00
17,075.05
17,075.05
0.00
45,702,000.00
X-D
1.44934%
R 0.00000%
63,394,000.00
0.00
63,394,000.00
0.00
0.00
0.00
76,566.25
0.00
76,566.25
0.00
0.00
0.00
63,394,000.00
0.00
V
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,179,418,010.00
1,016,707,273.64
1,437,612.23
3,826,460.76
5,264,072.99
0.00
1,015,269,661.41
PA
YMENT DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
A-1
61765TAA1
A-2
61765TAB9
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Deficit
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-SB
61765TAC7
A-3
61765TAD5
A-4
61765TAE3
A-5
61765TAF0
A-S
61765TAK9
308.62125891
710.78352713
1,000.00000000
1,000.00000000
1,000.00000000
15.34271323
0.00000000
0.00000000
0.00000000
0.00000000
0.87005477
1.94280831
2.81000000
3.02916667
3.39083333
16.21276800
1.94280831
2.81000000
3.02916667
3.39083333
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
293.27854568
710.78352713
1,000.00000000
1,000.00000000
1,000.00000000
B
61765TAL7
1,000.00000000
0.00000000
3.76445051
3.76445051
0.00000000
1,000.00000000
C
61765TAM5
1,000.00000000
0.00000000
3.76445051
3.76445051
0.00000000
1,000.00000000
D
61765TAN3
E
61765TAP8 / U6182BAA7 / 61765TAQ6
F
61765TAR4 / U6182BAB5 / 61765TAS2
1,000.00000000
1,000.00000000
1,000.00000000
0.00000000
0.00000000
0.00000000
2.55666667
3.76445051
3.76445051
2.55666667
3.76445051
3.76445051
0.00000000
0.00000000
0.00000000
1,000.00000000
1,000.00000000
1,000.00000000
G
61765TAT0 / U6182BAC3 / 61765TAU7
964.85927692
0.00000000
3.61639530
3.61639530
0.00000000
964.85927692
X-A
61765TAG8
805.30105946
0.00000000
0.68982738
0.68982738
0.00000000
803.55975081
X-B
61765TAH6
1,000.00000000
0.00000000
0.37361717
0.37361717
0.00000000
1,000.00000000
X-D
61765TAJ2
R
61765TAX1 / U6182BAE9 / 61765TAY9
1,000.00000000
0.00000000
0.00000000
0.00000000
1.20778384
0.00000000
1.20778384
0.00000000
0.00000000
0.00000000
1,000.00000000
0.00000000
V
61765TAV5 / U6182BAD1 / 61765TAW3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
F
ACTOR DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

Excess Trust
Beginning
Scheduled
Unscheduled
Advisor Expenses
Collateral Support
Ending
Cumulative
Class
Balance
A-1 0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Allocation
0.00
0.00
Deficit
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-SB
28,917,811.96
A-3
81,740,105.62
A-4
230,000,000.00 A-5
324,193,000.00
A-S
45,702,000.00
1,437,612.23
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
27,480,199.73
81,740,105.62
230,000,000.00
324,193,000.00
45,702,000.00
0.00
0.00
0.00
0.00
0.00
B
89,931,000.00
0.00
0.00
0.00
0.00
89,931,000.00
0.00
C
56,022,000.00
0.00
0.00
0.00
0.00
56,022,000.00
0.00
D
63,394,000.00
E
29,485,000.00
F
13,269,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
63,394,000.00
29,485,000.00
13,269,000.00
0.00
0.00
0.00
G
54,053,356.06
0.00
0.00
0.00
0.00
54,053,356.06
1,968,653.94
Totals:
1,016,707,273.64
1,437,612.23
0.00
0.00
0.00
1,015,269,661.41
1,968,653.94
PRINCI
P
AL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

Accrued
Net Prepay
Trust Advisor
Current
Additional
Accrued
Total Interest
Cumulative
Certificate
Interest
Expenses
Interest
Extension
Prepayment
Interest
Unpaid Addt’l
Distribution
Unpaid Int
Class
A-1
A-2
Interest
0.00
0.00
Shortfall
0.00
0.00
Allocation
0.00
0.00
Shortfall
0.00
0.00
Fees
0.00
0.00
Premium
0.00
0.00
Amount
0.00
0.00
Interest Amt
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-SB
A-3
A-4
A-5
A-S
81,524.13
223,422.96
646,300.00
982,034.63
154,967.87
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
81,524.13
223,422.96
646,300.00
982,034.63
154,967.87
0.00
0.00
0.00
0.00
0.00
B
338,540.80
0.00
0.00
0.00
0.00
0.00
0.00
0.00
338,540.80
0.00
C
210,892.05
0.00
0.00
0.00
0.00
0.00
0.00
0.00
210,892.05
0.00
D
E
F
162,077.33
110,994.82
49,950.49
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
162,077.33
110,994.82
49,950.49
0.00
0.00
0.00
G
203,481.18
0.00
0.00
883.45
0.00
0.00
0.00
0.00
202,597.73
130,584.03
X-A
569,516.66
0.00
0.00
0.00
0.00
0.00
0.00
0.00
569,516.66
0.00
X-B
17,075.05
0.00
0.00
0.00
0.00
0.00
0.00
0.00
17,075.05
0.00
X-D
R
76,566.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
76,566.25
0.00
0.00
0.00
V
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,827,344.21
0.00
0.00
883.45
0.00
0.00
0.00
0.00
3,826,460.76
130,584.03
* Includes additional interest amounts specifically allocated to the bonds and used in determining the bonds total interest distribution amount
INTEREST DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

Interest
Fees
Scheduled Interest
3,843,127.00
Servicing Fee
12,301.77
Interest Adjustments
Deferred Interest
Net Prepayment Shortfall
Net Prepayment Interest Excess
Interest Reserve (Deposit)/Withdrawal
(14,548.11)
0.00
0.00
0.00
0.00
Trustee/Certificate Administrator Fee
Special Servicing Fee
Workout Fee
Liquidation Fee
Special Serv Fee plus Adj.
2,118.13
0.00
883.45
0.00
0.00
Interest Collections
3,828,578.89
CREFC Intellectual Property Royalty License Fee
423.66
Trust Advisor Fee
939.23
Extension Fee
Principal
Fee Distributions
0.00
16,666.24
Scheduled Principal
1,437,612.23
Unscheduled Principal
0.00
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,437,612.23
Net ASER Amount
0.00
Non-Recoverable Advances
Other Expenses or Shortfalls
0.00
0.00
Other Expenses of the Trust
0.00
Other
Prepayment Premium
Other Collections
0.00
0.00
3,826,460.76
Total Collections
5,266,191.12
Payments to Certificateholders
Interest Distribution
Principal Distribution
Prepayment Premium
Available Distribution Amount
1,437,612.23
0.00
5,264,072.99
Total Distributions
5,266,191.12
Start
End
Interest Accrual Period
11/1/2023
11/30/2023
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

P&I Advances
Beginning Stated Principal Balance
1,016,707,273.64
Ending Stated Principal Balance
1,015,269,661.41
Ending Unpaid Balance
1,015,277,797.93
Total
* Total Current
Advance
Not Provided
Mortgage Loan Count
55
Unreimbursed Advances
Aggregate Principal Balance
1,015,269,661.41
Current
Outstanding
Total Servicing
Weighted Average Months to Maturity (WAMM)
18
Advance
Advance
Adv. Outstanding
Weighted Average Mortgage Rate
4.535969%
Total
0.00
24,543.81
5,989.37
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Shared Fee
0.00
Total
0.00
Advances
Miscellaneous
MISCELLANEOUS DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
10,087,928.20
1,923,901.58
0.00
0.00
0.00
0.00
34
Dec 2022
0.00
1,923,901.58
0.00
0.00
1,930,853.08
1,923,901.58
0.00
0.00
0.00
34
Feb 2023
6,951.50
1,930,853.08
0.00
0.00
1,949,738.86
1,930,853.08
0.00
0.00
0.00
34
Mar 2023
18,885.78
1,949,738.86
0.00
0.00
1,965,372.31
1,949,738.86
0.00
0.00
0.00
34
May 2023
15,633.45
1,965,372.31
0.00
0.00
1,968,654.31
1,965,372.31
0.00
0.00
0.00
34
Jul 2023
3,282.00
1,968,654.31
0.00
0.00
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Loan Count:
1
Totals:
1,968,654.31
0.00
0.00
0.00
44,752.73
1,968,654.31
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Dec 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2023
0
0.00
0.0%
1
14,838,444.57
1.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
6,421,364.56
0.6%
Apr 2023
1
14,869,430.32
1.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
10,087,928.20
1.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
1
10,087,928.20
1.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
1
10,106,426.95
1.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Current
55
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
55
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
1,015,269,661.41
0.00
100.00% 0.00%
1,015,277,797.93
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
55
0
1,015,269,661.41
0.00
100.00%
0.00%
1,015,277,797.93
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
1,015,269,661.41
0.00%
100.00%
0.00
1,015,277,797.93
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
55
0.00 1,015,269,661.41
0.00%
100.00%
0.00
1,015,277,797.93
Group 1
Current
Current
100.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
10,087,928.20
10,300,000.00
9,000,145.74
880,871.85
8,
1
19,273.89
1,968,654.31
34
3
Dec 2022
9,000,145.74
880,871.85
8,
1
19,273.89
1,968,654.31
Totals:
Count:
1
10,087,928.20
10,300,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
883.45
0.00
0.00
14,625,868.15
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21
Count:
Totals:
1
14,625,868.15
0.00
0.00
883.45
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
883.45
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Paid Through
Loan ID
Property Name
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent
Most Recent Value
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
NY
12/31/22
NY
LA
12/31/22
12/31/22
XX
12/31/22
1
Mixed Use
1A
2
Office
3
Lodging
3A
4
V
arious
4A
4B
4C
5
V
arious
6
Multifamily
7
Office
8
Retail
9
Office
10 V
arious
1
1
Mixed Use
12
Office
13
Retail
14
Multifamily
15
Mixed Use
16
Retail
XX
MD
CA
CA
P
A
XX
CT
NJ
04/05/18
PA
P
A
IL
ID
01/07/24
N
01/07/24
N
09/01/25
N
08/06/25
N
08/06/25
N
07/01/25
N
07/01/25
N
07/01/25
N
07/01/25
N
08/01/25
N
07/01/25
N
08/01/25
N
08/01/25
N
09/01/25
N
09/01/25
N
09/01/25
N
08/01/25
N
08/01/25
N
08/01/25
N
07/06/25
N
08/01/25
N
338,250.00
0.00
93,958.33
0.00
405,166.67
0.00
220,676.59
0.00
207,695.61
0.00
128,235.81
0.00
102,588.65
0.00
51,294.32
0.00
25,647.16
0.00
304,129.72
0.00
271,650.37
0.00
250,424.76
0.00
214,896.67
0.00
161,649.85
0.00
137,814.50
0.00
131,634.48
0.00
123,916.29
0.00
1
12,675.82
0.00
107,308.29
0.00
103,750.44
0.00
97,034.55
0.00
12/07/23
12/07/23
12/01/23
12/06/23
12/06/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/06/23
12/01/23
0.00
0
338,250.00
0.00
0 93,958.33
0.00
0
405,166.67
0.00
0
142,393.37
0.00
0
134,017.30
0.00
0 89,135.65
0.00
0 71,308.52
0.00
0 35,654.26
0.00
0 17,827.13
0.00
0
208,357.01
0.00
0
187,218.94
0.00
0
173,505.67
0.00
0
136,466.81
0.00
0
1
10,160.94
0.00
0 94,358.31
0.00
0 88,377.13
0.00
0 86,153.07
0.00
0 81,174.79
0.00
0 71,156.94
0.00
0 70,766.88
0.00
0
57,874.17
90,000,000.00 4.510
25,000,000.00 4.510
1
10,000,000.00 4.420
36,200,283.46 4.710
34,070,855.47 4.710
23,188,429.79 4.605
18,550,743.74 4.605
9,275,372.13 4.605
4,637,686.05 4.605
53,789,660.85 4.640
51,325,802.80 4.370
47,226,681.77 4.402
35,649,762.1
1 4.584
26,600,350.46 4.960
26,338,176.35 4.292
24,666,098.97 4.292
21,635,965.81 4.770
20,475,814.56 4.750
19,494,574.62 4.372
19,780,421.89 4.286
16,760,309.57
4.134
0.00
2.45
0.00
0.00
0.00
1.36
0.00
1.91
0.00
0.00
0.00
1.72
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.16
0.00
1.92
0.00
1.78
0.00
1.87
0.00
2.95
0.00
1.43
0.00
1.55
0.00
1.19
0.00
1.40
0.00
1.53
0.00
1.64
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
17
Multifamily
V
A
09/06/25
05/05/21
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
18
Multifamily
19
Multifamily
20
Retail
21 V
arious
22
Office
23
Office
24
Industrial
25
Multifamily
26
Retail
27
Retail
28 V
arious
28A
V
arious
NV
FL
WA
1
1/22/21
XX
OK
NV
KY
OH
CA
OH
XX
XX
08/01/25
N
08/01/25
N
08/01/25
N
09/01/25
N
08/01/25
N
09/06/25
N
08/01/25
N
07/01/25
N
08/01/25
N
08/06/25
N
09/01/25
N
09/01/25
N
91,214.05
0.00
90,696.67
0.00
85,944.24
0.00
88,344.58
0.00
87,479.67
0.00
84,780.82
0.00
63,300.94
0.00
73,922.76
0.00
73,775.13
0.00
74,055.41
0.00
60,477.10
0.00
12,064.73
0.00
12/01/23
12/01/23
12/01/23
12/01/23
12/01/23
12/06/23
12/01/23
12/01/23
12/01/23
12/06/23
12/01/23
12/01/23
0.00
0
61,466.30
0.00
0
63,569.39
0.00
0
56,342.51
0.00
0
56,541.96
0.00
0
63,937.50
0.00
0
57,168.42
0.00
0
63,300.94
0.00
0
50,288.69
0.00
0
49,033.13
0.00
0
50,807.53
0.00
0
41,915.81
0.00
0
8,361.89
16,357,623.18
4.501
16,924,71
1.23
4.500
15,752,614.56
4.284
14,625,868.15
4.629
15,663,434.24
4.891
14,656,058.12
4.672
15,975,000.00
4.755
14,125,587.36
4.265
13,378,391.57
4.390
13,585,913.02
4.480
1
1,433,845.07
4.392
2,280,965.46
4.392
0.00
1.95
0.00
2.30
0.00
1.65
0.00
0.00
0.00
0.77
0.00
1.79
0.00
0.00
0.00
0.00
0.00
1.27
0.00
1.29
0.00
1.54
0.00
0.00
29
Multifamily
TX
07/01/22
04/29/22
30
Lodging
CA
07/01/25
N
63,731.04
0.00
12/01/23
0.00
0
40,590.06
10,515,168.67
4.622
0.00
3.57
12/31/22
31
Multifamily
NV
09/01/25
N
60,069.82
0.00
12/01/23
0.00
0
41,128.37
1
1,480,137.74
4.292
0.00
5.02
12/31/22
32
Multifamily
NC
09/01/20
06/01/20
33
Lodging
MO
09/01/25
N
9,501,325.49
4.590
67,314.39
0.00
12/01/23
0.00
0
36,460.59
0.00
1.37
12/31/22
34
Lodging
TX
08/01/25
1
1/22/22
35
Multifamily
GA
09/01/25
N
10,181,221.66
4.640
58,714.29
0.00
12/01/23
0.00
0
39,441.91
0.00
1.76
12/31/22

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
36
Lodging
MD
07/01/20
08/01/20
12/31/22
12/31/22
12/31/22
12/31/22
37
Retail
38
Lodging
39
Lodging
40
Retail
41
Self Storage
42
Lodging
AZ
07/01/25
N
MD
09/01/25
N
MN
09/01/25
N
NV
09/06/25
N
CA
07/01/25
N
TX
07/01/25
N
54,305.61
0.00
53,437.97
0.00
49,268.54
0.00
44,463.07
0.00
25,205.00
0.00
37,509.09
0.00
12/01/23
12/01/23
12/01/23
12/06/23
12/01/23
12/01/23
0.00
0
35,683.39
0.00
0
35,586.17
0.00
0
31,275.32
0.00
0
30,975.34
0.00
0
25,205.00
0.00
0
24,952.63
9,138,791.32
4.676
8,591,704.62
4.960
8,203,340.82
4.565
7,772,521.50
4.774
7,100,000.00
4.260
5,995,299.40
4.984
0.00
1.72
0.00
2.41
0.00
2.76
0.00
1.82
0.00
0.00
0.00
0.00
43
Retail
AR
09/01/30
04/27/23
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
44
Retail
45
Multifamily
46
Mobile Home
47
Retail
48
Self Storage
49
Lodging
50
Retail
51
Retail
CA
08/06/25
N
GA
08/01/25
N
TX
08/01/25
N
P
A
06/06/25
N
FL
08/06/25
N
MT
09/06/25
N
NV
08/01/25
N
TX
08/01/25
N
33,568.69
0.00
29,005.83
0.00
29,738.09
0.00
27,924.26
0.00
26,626.77
0.00
28,794.20
0.00
25,524.02
0.00
24,801.52
0.00
12/06/23
12/01/23
12/01/23
12/06/23
12/06/23
12/06/23
12/01/23
1
1/01/23
0.00
0
22,618.16
0.00
0
17,221.33
0.00
0
19,571.10
0.00
0
18,91
1.24
0.00
0
17,370.47
0.00
0
16,176.63
0.00
0
16,346.68
0.00
B
16,665.03
5,788,577.00
4.680
5,023,691.14
4.104
4,808,324.17
4.874
4,763,538.54
4.755
4,333,360.91
4.800
3,989,846.85
4.850
4,209,319.92
4.650
4,
1
15,170.56
4.850
0.00
1.09
0.00
2.90
0.00
0.00
0.00
1.47
0.00
2.18
0.00
0.98
0.00
0.00
0.00
2.15
12/31/22
52
V
arious
XX
09/06/20
07/31/20
12/31/22
12/31/22
12/31/22
53
54
55
56
V
arious
Industrial
Retail
Multifamily
XX
08/01/25
NV
09/06/25
UT
09/01/25
OH
07/01/25
N
3,590,824.54
N
2,884,028.42
N
2,150,184.88
N
1,706,280.90
12/01/23
12/06/23
12/01/23
12/01/23
0.00
0
13,252.96
0.00
0
1
1,644.08
0.00
0 8,977.62
0.00
0 7,056.96
4.419
21,330.06
0.00
4.832
19,358.49
0.00
5.000
13,420.54
0.00
4.954
10,172.96
0.00
0.00
3.14
0.00
2.17
0.00
1.64
0.00
0.00
1,015,269,661.41
5,280,739.23
0.00
Totals:
Count:
62
0.00
3,843,127.00
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
4
23,188,429.79
Servicer provided no comment
23,188,429.79
4A
18,550,743.74
Servicer provided no comment
18,550,743.74
4B
9,275,372.13
Servicer provided no comment
9,275,372.13
4C
4,637,686.05
Servicer provided no comment
4,637,686.05
33
9,501,325.49
Servicer provided no comment
9,501,325.49

REO S
TA
TUS REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Maturity Date
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
08/01/2025
4.64
F
5
53,789,660.85
09/01/2025
4.63
F
21
14,625,868.15
08/01/2025
4.76
F
24
15,975,000.00
07/01/2025
4.27
F
25
14,125,587.36
09/01/2025
4.39
P
28
1
1,433,845.07
09/01/2025
4.39
F
28A
2,280,965.46
07/01/2025
4.26
F
41
7,100,000.00
08/01/2025
4.87
F
46
4,808,324.17
08/01/2025
4.65
F
50
4,209,319.92
07/01/2025
4.95
F
56
1,706,280.90
Count:
10
Totals:
130,054,851.88
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2015-C25
Commercial Mortgage Pass-Through Certificates, Series 2015-C25
December 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals: